Borrowings - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 4,640
Long-term borrowings		$ 4,284
Innovation Credit
Disclosure of detailed information about borrowings [line items]
Stated interest rate	10.00%
Borrowings	$ 4,640	$ 4,284